Cover	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38128
Entity Registrant Name	Checkpoint Therapeutics, Inc.
Entity Central Index Key	0001651407
Entity Tax Identification Number	47-2568632
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Gansevoort Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CKPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true